Discontinued operations - Discontinued operations, Condensed financial statements (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Profit/(loss) after tax from discontinued operations		€ 1,542.0	€ 1,241.0	€ 1,058.0
Condensed consolidated income statements
Interest income		101,710.0	109,012.0	101,742.0
Dividend income		715.0	710.0	568.0
Investments accounted for using the equity method		665.0	687.0	591.0
Net commissions		12,976.0	12,376.0	11,495.0
Other operating results		(487.0)	(1,412.0)	(1,629.0)
Total income		58,670.0	58,380.0	54,251.0
Operating profit/(loss) before tax	€ 6,193.0	18,681.0	17,347.0	15,005.0
Tax on profit	€ (635.0)	(4,723.0)	(4,844.0)	(3,880.0)
Profit/(loss) for the year		15,500.0	13,744.0	12,183.0
Santander Bank Polska S.A.
Condensed Financial Statements, Captions [Line Items]
Profit/(loss) after tax from discontinued operations		1,542.0	1,241.0	1,058.0
Discontinued operations | Santander Bank Polska S.A.
Condensed consolidated income statements
Interest income		3,006.0	2,881.0	2,611.0
Dividend income		4.0	4.0	3.0
Investments accounted for using the equity method		28.0	24.0	22.0
Net commissions		685.0	634.0	562.0
Net trading income		74.0	62.0	68.0
Other operating results		(77.0)	(109.0)	(94.0)
Total income		3,720.0	3,496.0	3,172.0
Administrative expenses, depreciation and amortisation cost		(1,014.0)	(885.0)	(793.0)
Impairment losses charged to income for the year		(285.0)	(508.0)	(658.0)
Other results and provisions		(471.0)	(423.0)	(267.0)
Operating profit/(loss) before tax		1,950.0	1,680.0	1,454.0
Tax on profit		(408.0)	(439.0)	(396.0)
Profit/(loss) for the year		1,542.0	1,241.0	1,058.0
Renegotiation and contractual modifications | Discontinued operations | Santander Bank Polska S.A.
Condensed consolidated income statements
Impairment losses charged to income for the year		€ (144.0)	€ (334.0)	€ (457.0)